Spinoff of Subsidiary (Tables)	9 Months Ended
Sep. 30, 2025
Spinoff Of Subsidiary
Schedule of assets and liabilities of the subsidiary

Assets Transferred:
Marine Operating Equipment	$125,967
Commercial Fishing License	26,000
Total Assets	151,967

Liabilities Transferred:
Cash Overdraft	(879)
Accounts Payable	(1,200)
Related-Party Payables	(52,187)
Related-Party Notes Payable	(60,644)
Notes Payable	(115,341)
Total Liabilities	(230,251)

Net (Gain)/Loss on Spinoff of Subsidiary	$(78,284)